Intangible Assets, Net (Tables)	6 Months Ended
Apr. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	April 30, 2025	October 31, 2024
Capitalized copyrights, cost	$10,084	$10,193
Less: accumulated amortization	(3,234)	(2,760)
Intangible assets, net	$6,850	$7,433

Schedule of Estimated Amortization Expense for these Intangible Assets

The estimated amortization expense for these intangible assets in the next five years and thereafter is as follows:

Period ending April 30, 2025:	Amount
2026	$1,008
2027	1,008
2028	1,008
2029	1,008
2030	1,008
Thereafter	1,810
Total:	$6,850
Period ending October 31, 2024:	Amount
2025	$1,021
2026	1,021
2027	1,021
2028	1,021
2029	1,021
Thereafter	2,328
Total:	$7,433